Convertible Notes - Schedule of Amortized Cost of the Convertible Notes (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Amortized Cost of the Convertible Notes [Abstract]
Convertible Notes- Issued in September, 2024	$ 10,000,000
Less debt discount and debt issuance cost	(351,000)
Fair value adjustment for Pre-Delivery Shares related to the issuance of convertible notes	(1,764,675)
Convertible Notes	7,884,325	$ 964,865
Interest payable of convertible notes (including amortization of issuance cost)	1,555,689
Total convertible notes and interest payable of convertible notes	$ 9,440,014